Financial Risk Management - Schedule of Exposure to Interest Rate Risks and Effective Interest Rates of Financial Assets and Liabilities (Details) (20-F) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Statement Line Items [Line Items]
Financial assets	$ 3,003,963	$ 5,791,923
Financial liabilities	1,005,308	945,130
Floating Interest Rate [Member]
Statement Line Items [Line Items]
Financial assets	2,131,741	2,394,754
Financial liabilities
Fixed Interest Rate [Member]
Statement Line Items [Line Items]
Financial assets	53,456	3,505
Financial liabilities
Interest Rate [Member]
Statement Line Items [Line Items]
Financial assets	2,131,741	2,398,259
Financial liabilities
Cash at Bank / on Hand [Member]
Statement Line Items [Line Items]
Financial assets	$ 2,131,741	$ 5,487,035
Weighted ave. effective rate %	1.74%	1.74%
Cash at Bank / on Hand [Member] | Floating Interest Rate [Member]
Statement Line Items [Line Items]
Financial assets	$ 2,131,741	$ 2,394,754
Cash at Bank / on Hand [Member] | Fixed Interest Rate [Member]
Statement Line Items [Line Items]
Financial assets
Performance Bond and Deposits [Member]
Statement Line Items [Line Items]
Financial assets	$ 53,456	$ 3,505
Weighted ave. effective rate %	0.00%	0.00%
Performance Bond and Deposits [Member] | Floating Interest Rate [Member]
Statement Line Items [Line Items]
Financial assets
Performance Bond and Deposits [Member] | Fixed Interest Rate [Member]
Statement Line Items [Line Items]
Financial assets	53,456	3,505
Financial Liabilities at Fair Value Through Profit or Loss [Member]
Statement Line Items [Line Items]
Financial liabilities
Weighted ave. effective rate %	0.00%	0.00%
Financial Liabilities at Fair Value Through Profit or Loss [Member] | Floating Interest Rate [Member]
Statement Line Items [Line Items]
Financial liabilities
Financial Liabilities at Fair Value Through Profit or Loss [Member] | Fixed Interest Rate [Member]
Statement Line Items [Line Items]
Financial liabilities